Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Statement of compliance
(1)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) Accounting Standards as issued by the International Accounting Standards Board (IASB).

Basis of measurement
(2)	Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

✓	financial assets at fair value through profit or loss;

✓	financial assets at fair value through other comprehensive income or loss;

✓	derivative financial instruments are measured at fair value; and

✓	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets.

Functional and presentation currency
(3)	Functional and presentation currency
These consolidated financial statements are presented in Korean won (presented as “
￦
”, “won” or “KRW”), which is also the functional currency of KEPCO and most of the significant operating subsidiaries.

Use of estimates and judgments
(4)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS
Accounting Standards
requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Meanwhile, the Company considers climate-related risks resulting from climate change and the establishment of a global greenhouse gas reduction implementation system in its estimates and assumptions. Climate-related risks increase the uncertainty of the estimates and assumptions considered in various items of the financial statements, and the Company carefully monitors climate-related changes and developments, such as new climate-related legislation, even if it does not have a material impact on current measurements.
The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Useful lives of property, plant and equipment, intangible assets other than goodwill and estimations on provision for decommissioning costs
The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period. Management’s assumptions could affect the determination of estimated economic useful lives.
The Company records the present value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with the retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. The Company is required to record a liability for the dismantling (demolition) of nuclear power plants and disposal of spent fuel and low and intermediate radioactive wastes. The measurement of such liability is subject to change based on change in estimated cash flow, inflation rate, discount rate, and expected timing of decommissioning.

(ii)	Deferred tax
The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities of each consolidated taxpaying entity. However, the amount of deferred tax assets may be different if the Company determines the estimated future taxable income is not sufficient to realize the deferred tax assets recognized.

(iii)	Valuations of financial instruments at fair values
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has established control framework with respect to the measurement of fair values. The valuation team regularly reviews significant unobservable inputs and valuation adjustments.
If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(iv)	Defined employee benefit liabilities
The Company offers its employees defined benefit plans. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. For actuarial valuations, certain inputs such as discount rates and future salary increases are estimated. Defined benefit plans contain significant uncertainties in estimations due to its long-term nature (refer to Note 25).

(v)	Unbilled revenue
Electricity delivered but neither metered nor billed is estimated at the reporting date based on the estimated volume of electricity delivered which can vary significantly as a result of customer usage patterns, customer mix, meter reading schedules, weather, and etc. Unbilled revenue recognized for each of the two years ended December 31, 2024 and 2025 are ￦
2,492,898
 million and ￦
2,573,914
 million, respectively.

(vi)	Construction contracts
The Company recognizes revenue over time using the cost-based input method which represents a faithful depiction of the Company’s progress towards complete satisfaction of providing the power plant construction, which has been identified as a single performance obligation. In applying the cost-based input method, it is necessary to use estimates and assumptions related to the Company’s efforts or inputs expected to be incurred. Costs incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount; however, it can also be affected by uncertainties resulting from unexpected future events.

(vii)	Impairment of non-financial assets other than goodwill
The Company reviews, at the end of each reporting period, whether there is any indication that property, plant and equipment or intangible assets other than goodwill may be impaired. When such indication exists, the Company estimates the recoverable amount of the asset (or a CGU) to determine the amount of impairment loss that should be recognized, if any. The Company measures value in use of a CGU based on discounted cash flows. In determining value in use, key assumptions applied in discounted cash flow model include the discount rate, forecasted future sales volumes, unit sales prices, and cost of purchased power.

Changes in accounting policies
(5)	Changes in accounting policies
The Company has applied the following new accounting standards and amendments for its annual reporting period commencing January 1, 2025. The Company has not early adopted any other standards, interpretations or amendments that have been issued but not yet effective.
Amendments to IAS 21 “Lack of Exchangeability”
The amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments require disclosure of information that enables users of financial statements to understand the risk and impact of a currency not being exchangeable, or is expected to affect, an entity’s financial performance, financial position, and cash flows. The amendments apply to annual reporting periods beginning on or after January 1, 2025.
This amendment has no significant impact on the consolidated financial statements.

New accounting standards and interpretations not yet adopted
(6)	New accounting standards and interpretations not yet adopted
The following are the major new and amended accounting standards and interpretations that have been issued but are not yet effective for the fiscal year beginning on January 1, 2025, and have not been early adopted by the Company:
Amendments to IFRS 9, “
Financial Instruments
” and IFRS 7, “
Financial Instruments: Disclosures
” - Classification and Measurement of Financial Instruments
The amendments to IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments include the following:

•
Clarification that a financial liability is derecognized on the settlement date, and the introduction of an accounting policy choice to derecognize financial liabilities settled through electronic payment systems before the settlement date if specific criteria are met;

•	Additional guidance on assessing the contractual cash flow characteristics of financial assets with ESG or similar features;

•	Clarification of the characteristics of non-recourse features and contractually linked instruments; and

•
Introduction of new disclosure requirements for financial instruments with contingent features and additional disclosures for equity instruments measured at fair value through other comprehensive income (FVOCI).

These amendments are effective for reporting periods beginning on or after January 1, 2026, with early adoption permitted. Entities may choose to early adopt only the amendments related to the classification of financial assets and the corresponding disclosures. The Company does not plan to early adopt these amendments.
Annual Improvements to IFRS Accounting Standards -
Volume 11
Annual Improvements to IFRS Volume 11 were issued to enhance consistency among accounting standards and clarify ambiguous requirements. The key improvements include:

•	IFRS 1, “First-time Adoption of IFRS”: Hedge accounting by a first-time adopter;

•	IFRS 7, “Financial Instruments: Disclosures”: Gain or loss on derecognition and implementation guidance;

•	IFRS 9, “Financial Instruments”: Derecognition of lease liabilities and the definition of transaction price;

•	IFRS 10, “Consolidated Financial Statements”: Determination of a “de facto” agent; and

•	IAS 7, “Statement of Cash Flows”: Cost method.
These amendments are effective for reporting periods beginning on or after January 1, 2026, with early adoption permitted. If an entity early adopts these amendments, it must disclose that fact. The Company does not expect these amendments to have a material impact on its consolidated financial statements.
Amendments to IFRS 9, “
Financial Instruments
” and IFRS 7, “
Financial Instruments: Disclosures
” - Contracts for Renewable Electricity
The amendments to IFRS 9 and IFRS 7 regarding contracts for renewable electricity (nature-dependent electricity) include the following:

•	Clarification of the “own-use” requirement for contracts within the scope;

•	Amendments to the requirements for designating the hedged item in a cash flow hedge relationship for contracts within the scope; and

•	New disclosure requirements to enable investors to understand the impact of such contracts on the entity’s financial performance and cash flows.

These amendments are effective for fiscal years beginning on or after January 1, 2026, with early adoption permitted which must be disclosed. Amendments regarding the
“own-use”
exception must be applied retrospectively, while amendments related to hedge accounting are to be applied prospectively to new hedge relationships designated after the date of initial application. The disclosure amendments to IFRS 7 must be applied together with the amendments to IFRS 9, and comparative information for disclosures need not be provided if comparative information is not restated
.
The Company does not expect these amendments to have a material impact on its consolidated financial statements.
IFRS 18, “
Presentation and Disclosure in Financial Statements
”
IFRS 18, which replaces IAS 1, “
Presentation of Financial Statements
,” has been issued. IFRS 18 introduces new requirements for the statement of profit or loss, including specific totals and subtotals. Entities are required to classify all income and expenses into one of five categories: operating, investing, financing, income taxes, and discontinued operations.
The standard also requires disclosure of “Management-defined Performance Measures” (MPMs) and includes new requirements for aggregating and disaggregating financial information based on identified “roles” of the primary financial statements and the notes.
Furthermore, narrow-scope amendments were made to IAS 7, “Statement of Cash Flows,” such as changing the starting point for calculating operating cash flows under the indirect method from net income to operating profit or loss and removing options for the classification of cash flows arising from interest and dividends.
IFRS 18 and related amendments are effective for reporting periods beginning on or after January 1, 2027. These amendments may be early adopted and such fact must be disclosed. Additionally, IFRS 18 must be applied retrospectively upon initial adoption. The Company is currently assessing the impact of these amendments on its consolidated financial statements. Significant changes expected upon initial application include:

•	Foreign exchange differences will be classified in the same category as the income and expenses of the items that generated them;

•	New disclosures will be added, including:

•	Management-defined Performance Measures (MPMs);

•	Expenses by nature for specific items when expenses are presented by function in the operating category; and

•	A reconciliation between the amounts presented under IFRS 18 and the amounts that would have been presented under IAS 1.

•	In the statement of cash flows, interest received and interest paid will be classified as investing and financing activities, respectively.